Pension and other post-retirement benefits (Details 11) - CHF (SFr) SFr in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, Net of Tax, Attributable to Parent				SFr 44	SFr (710)	SFr 337
Actuarial gains/(losses) | Switzerland
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, before Tax, Attributable to Parent			SFr 406
OCI, before Reclassifications, Net of Tax, Attributable to Parent			SFr 323
Actuarial gains/(losses) | UK
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, before Tax, Attributable to Parent	SFr 156
OCI, before Reclassifications, Net of Tax, Attributable to Parent	SFr 118
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, Net of Tax, Attributable to Parent				SFr 338	SFr (26)	SFr 0
Net prior service credit/ (cost) | Switzerland
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, before Tax, Attributable to Parent		SFr (428)
OCI, before Reclassifications, Net of Tax, Attributable to Parent		SFr 338